Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share	Net Loss per Share
The following is a calculation of basic and diluted net loss per share (in thousands, except for share and per share amounts):

	Three Months Ended March 31,
	2022	2021
Basic and diluted:
Net loss	$(41,781)	$(64,777)
Weighted average ordinary shares outstanding	128,443,050	83,883,581
Basic and diluted net loss per share	$(0.33)	$(0.77)
Basic net loss per share is calculated by dividing net loss for the period by the weighted average number of the ordinary shares outstanding plus outstanding warrants with a $0.01 exercise price.
For the three months ended March 31, 2022 and 2021, we excluded the potential effect of outstanding and exercisable options, outstanding RSUs, Legacy Rockley warrants and private and public warrants in the calculation of the diluted loss per share, as the effect would be anti-dilutive due to losses incurred. As of March 31, 2022 there were approximately 16.5 million of outstanding options and RSUs and and 14.1 million of private and public warrants of potentially issuable shares with dilutive effect. As of March 31, 2021, there were approximately 14.3 million of potentially issuable shares with dilutive effect.	Net Loss per Share
The following is a calculation of basic and diluted net loss per share (in thousands, except for share and per share amounts):

	Years Ended December 31,
	2021	2020
Basic and diluted:
Net loss	$(168,013)	$(80,277)
Weighted average ordinary shares outstanding	100,917,939	83,457,400
Basic and diluted net loss per share	$(1.66)	$(0.96)
Basic net loss per share is calculated by dividing net loss for the period by the weighted average number of the ordinary shares outstanding plus outstanding warrants with a 0.01 exercise price during the period.
For the years ended December 31, 2021 and 2020, we excluded the potential effect of outstanding and exercisable options (including performance options) and warrants in the calculation of the diluted loss per share, as the effect would be anti-dilutive due to losses incurred. As of December 31, 2021 and 2020, there were approximately 12.6 million and 13.8 million potentially issuable shares respectively, with dilutive effect.